FORM D

1334812

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

05060549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Common Stock

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

PROCESSED
AUG 02 2005
THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐Check if this is an amendment and name has changed, and indicate change.)
Pyramid Radio, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
17 Arlington Street #2, Boston, MA 02116	**(617) 267-1332**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business **Providing national, privately-labeled radio stations to the retail industry.**

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 3 Year 0 5 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State; CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Balsbaugh, Richard M.

Business or Residence Address (Number and Street, City, State, Zip Code)

130 Warren Street, Brookline, MA 02446

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Erik Balsbaugh Investment Trust – Philip Mason, Trustee

Business or Residence Address (Number and Street, City, State, Zip Code)

Mason & Martin, LLP, Wellesley Office Park, 65 William Street, Wellesley, MA 02481

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Lauren Balsbaugh Investment Trust – Philip Mason, Trustee

Business or Residence Address (Number and Street, City, State, Zip Code)

Mason & Martin, LLP, Wellesley Office Park, 65 William Street, Wellesley, MA 02481

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Maureen Balsbaugh

Business or Residence Address (Number and Street, City, State, Zip Code)

130 Warren Street, Brookline, MA 02446

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Richard Doucette

Business or Residence Address (Number and Street, City, State, Zip Code)

416 Puritan Road, Swampscott, MA 01907

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Macon Moye

Business or Residence Address (Number and Street, City, State, Zip Code)

6100 Fairview Road, Suite 650, Charlotte, NC 28210

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Regina Olsen

Business or Residence Address (Number and Street, City, State, Zip Code)

1809 Alyssa Lane, Pottstown, PA 19465

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Nancy Ryan & Barry O'Brien

Business or Residence Address (Number and Street, City, State, Zip Code)

1160 Beacon Street, No. 101, Brookline, MA 02446

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

John Sprague

Business or Residence Address (Number and Street, City, State, Zip Code)

71 Westgate Road, Wellesley, MA 02481

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Richard Brody

Business or Residence Address (Number and Street, City, State, Zip Code)

78 Flintlocke Lane, Medfield, MA 02052

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Edward Latessa

Business or Residence Address (Number and Street, City, State, Zip Code)

Aria Partners, 111 Huntington Street, 31st Floor, Boston, MA 02199

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Hugh Connerty

Business or Residence Address (Number and Street, City, State, Zip Code)

Stokes Land Group, 4315 Pablo Oaks Court, Suite 1, Jacksonville, FL 32224

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Scott DeSano

Business or Residence Address (Number and Street, City, State, Zip Code)

17 Commonwealth Avenue, Boston, MA 02116

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Diane Fredrick

Business or Residence Address (Number and Street, City, State, Zip Code)

144 Hagen Road, Newton Center, MA 02459

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Richard Guy

Business or Residence Address (Number and Street, City, State, Zip Code)

4525 Campground Road, Fayetteville, NC 28314

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Dr. Steven Hopping

Business or Residence Address (Number and Street, City, State, Zip Code)

2440 M St., NW, Washington DC 20037

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Andrew Hopping

Business or Residence Address (Number and Street, City, State, Zip Code)

5704 Bent Branch Road, Bethesda MD 20817

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

John Howard

Business or Residence Address (Number and Street, City, State, Zip Code)

Bear Stearns, 383 Madison Avenue, 40th Floor, New York, NY 10179

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

1997 Thomas H. Lee Nominee Trust, U.S. Bank, NA, Trustee, 767 5th Avenue, 6th Floor, New York, NY 10153

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Andrew Levison

Business or Residence Address (Number and Street, City, State, Zip Code)

Levison & Co. LLC, 124 West Putman Avenue, Greenwich, CT 06830

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Michael Sperlinga

Business or Residence Address (Number and Street, City, State, Zip Code)

1 Charles Street, South, PH 1B, Boston, MA 02116

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Michael Ternosky

Business or Residence Address (Number and Street, City, State, Zip Code)

9 West 9th Street, Avalon, NJ 08202

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Carl Youngman

Business or Residence Address (Number and Street, City, State, Zip Code)

94 Clements Road, Newton, MA 02458

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Scott Hawkins

Business or Residence Address (Number and Street, City, State, Zip Code)

2215 Morrow Road, Pittsburgh, PA 15241

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Charles Boylan

Business or Residence Address (Number and Street, City, State, Zip Code)

9 Buttonwood Lane, Chattam, NJ 07928

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Lisa Schiel

Business or Residence Address (Number and Street, City, State, Zip Code)

805 Spring Bank, Wayne, PA 19087

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Jeff Gates

Business or Residence Address (Number and Street, City, State, Zip Code)

206 Franklin Street, Newton, MA 02458

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Adam & Debbie Kessler

Business or Residence Address (Number and Street, City, State, Zip Code)

32 Park Avenue, Newton, MA 02458

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

John Isley

Business or Residence Address (Number and Street, City, State, Zip Code)

10613 Flennigan Way, Charlotte, NC 28277

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

E. Scott Beattie

Business or Residence Address (Number and Street, City, State, Zip Code)

Elizabeth Arden, 200 Park Avenue South, New York, NY 10003

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Geoff Beattie

Business or Residence Address (Number and Street, City, State, Zip Code)

The Woodbridge Company, 65 Queen Street West, Suite 2400, Toronto, Canada M5H2M8

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

James Crane

Business or Residence Address (Number and Street, City, State, Zip Code)

Eagle Global Logistics, 15350 Vickery Drive, Houston, TX 77032

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Sheila Quinn

Business or Residence Address (Number and Street, City, State, Zip Code)

24 Stonefield Court, Needham, MA 02492

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Scott Solembrino

Business or Residence Address (Number and Street, City, State, Zip Code)

P.O. Box 703, 25 County Road, Essex, MA 01929

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Pepin Distributing, Robert Ammon, Chief Financial Officer, 6401 North 54th Street, Tampa, FL 33610

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Wes Jones

Business or Residence Address (Number and Street, City, State, Zip Code)

Five Oaks Capital Partners LLC, 4201 Congress Street, Suite 145, Charlotte, NC 28209

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)
Livingston Taylor

Business or Residence Address (Number and Street, City, State, Zip Code)
208 Obed Dagget Road, West Tisbury, MA 02575

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☒	☐
2.	What is the minimum investment that will be accepted from any individual?	$ 50,000	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

NOT APPLICABLE

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ -0-	$ -0-
Equity ☒ Common ☐ Preferred	$ 5,000,000	$ 5,000,000
Convertible Securities (including warrants)	$ -0-	$ -0-
Partnership Interests	$ -0-	$ -0-
Other (Specify ______)	$ -0-	$ -0-
Total Answer also in Appendix, Column 3, if filing under ULOE.	$ 5,000,000	$ 5,000,000*

* Includes $150,000 sold outside of the United States

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors		$
Non-Accredited Investors	3	$ 150,000
Total (for filings under Rule 504 only) Answer also in Appendix, Column 4, if filing under ULOE	N/A	$ N/A

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C -- Question 1.

NOT APPLICABLE

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☒	$ 20,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales commission (specify finders' fees separately)	☐	$
Other Expenses (identify) **Blue Sky Filing Fees**	☒	$ 3,825
Total	☒	$ 23,825

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C -- Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 4,976,175

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C -- Question 4.b above.

	Payments to Officers, Directors & Affiliates	Payments to Others
Salaries and fees	☒ $2,468,000	☒ $1,361,175
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☒ $383,000
Construction or leasing of plant buildings and facilities	☐ $	☒ $250,000
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐	☒ $526,000
Other (specify):	☐ $	☐ $
Column Totals	☒ $2,468,000	☒ $2,532,000
Total Payments Listed (column totals added)	☒ $4,986,175	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Pyramid Radio, Inc.	[signature]	**July 21, 2005**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
John Sprague	**Chief Financial Officer**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

~~1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? *~~ Yes ☐ No ☐

~~See Appendix, Column 5, for state response.~~

~~2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.*~~

~~3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.*~~

~~4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.*~~

*Items 1, 2, 3 and 4 above have been deleted pursuant to the National Securities Market Improvement Act of 1996.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Pyramid Radio, Inc.	[signature]	**July 2[illegible] 2005**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
John Sprague	**Chief Financial Officer**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	Common Stock	Number of Accredited Investors	Amount	Number of Non-accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT		X	$5,000,000	1	250,000				X
DE									
DC		X	$5,000,000	1	50,000				X
FL		X	$5,000,000	2	400,000				X
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD	X		$5,000,000			1	$50,000		X
MA	X		$5,000,000	16	2,650,000	2	$100,000		X
MI									
MN									
MS									
MO									
MT									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	Common Stock	Number of Accredited Investors	Amount	Number of Non-accredited Investors	Amount	Yes	No
NE									
NV									
NH									
NJ		X	$5,000,000	2	100,000				X
NM									
NY		X	$5,000,000	3	550,000				X
NC		X	$5,000,000	4	350,000				X
ND									
OH									
OK									
OR									
PA		X	$5,000,000	3	150,000				X
RI									
SC									
SD									
TN									
TX		X	$5,000,000	1	200,000				X
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									